Note 2 - Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 8,604	$ 2,824	$ 7,129	$ 4,522	$ 1,939
Computer equipment [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)	3 years
Motor vehicles [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)	5 years
Favorable supply contracts [Member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)	15 years
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)	5 years
ISS Joint Venture [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	50.00%
Bottom of range [member]
Statement Line Items [Line Items]
Net additional funding requirement	$ 15,000
Bottom of range [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)	3 years
Bottom of range [member] | Plant and Equipment [Member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)	3 years 6 months
Bottom of range [member] | Capitalised development expenditure [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)	5 years
Bottom of range [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)	5 years
Bottom of range [member] | Brand names [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)	15 years
Top of range [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)	20 years
Top of range [member] | Plant and Equipment [Member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)	10 years
Top of range [member] | Capitalised development expenditure [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)	10 years
Top of range [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)	10 years
Top of range [member] | Brand names [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)	25 years